Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-38538
Entity Registrant Name	electroCore, Inc
Entity Central Index Key	0001560258
Entity Tax Identification Number	20-3454976
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Forge Way
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Rockaway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07866
City Area Code	(973)
Local Phone Number	290-0097
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	ECOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false